Form N-1A Supplement	Nov. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated April 1,
2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles Global Growth Fund
(the “Fund”)
Effective immediately, the first paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non‑U.S. exchanges or companies that have been formed under the laws of non‑U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. Notwithstanding the foregoing, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large-capitalization companies, but the Fund may invest in companies of any size.

Loomis Sayles Global Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated April 1,
2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles Global Growth Fund
(the “Fund”)
Effective immediately, the first paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non‑U.S. exchanges or companies that have been formed under the laws of non‑U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. Notwithstanding the foregoing, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large-capitalization companies, but the Fund may invest in companies of any size.